SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Product Warranties (Details) $ / shares in Units, $ in Millions		12 Months Ended
	Jan. 01, 2022	Dec. 31, 2023 USD ($) $ / shares
Product Warranty Liability [Line Items]
Extended warranty term	40 years
Warranty benefit, change in estimate		$ 11.9
Warranty benefit, decrease in product replacement costs		7.9
Decrease in net loss due to change in product warranty estimates		$ 11.9
Decrease in basic net loss per share relating to product warranties (in usd per share) | $ / shares		$ 0.26
Decrease in diluted net loss per share relating to product warranties (in usd per share) | $ / shares		$ 0.26
Minimum
Product Warranty Liability [Line Items]
Standard warranty term		5 years
Maximum
Product Warranty Liability [Line Items]
Standard warranty term		20 years
Solar power systems
Product Warranty Liability [Line Items]
Standard warranty term		25 years
SunPower Settlement Agreement
Product Warranty Liability [Line Items]
Warranty benefit, change in estimate		$ 4.0
Percentage of warranty obligation company is liable for		0.50